Changes in Liabilities from Financing Activities (Details) - Schedule of Changes in Liabilities from Financing Activities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term borrowings [Member]
Schedule of Changes in Liabilities from Financing Activities [Abstract]
Balance at beginning	$ 13,492,935	$ 22,968,092	$ 17,785,057
Changes in cash flow from financing activities	2,845,059	(7,596,588)	4,672,902
Changes in other non-cash items	78,073
Impact of changes in foreign exchange rate	33,043	(1,878,569)	510,133
Balance at ending	16,449,110	13,492,935	22,968,092
Long-term borrowings (including current portion) [Member]
Schedule of Changes in Liabilities from Financing Activities [Abstract]
Balance at beginning	10,360,684	12,829,264	11,321,966
Changes in cash flow from financing activities	(1,631,896)	(1,451,496)	1,213,207
Changes in other non-cash items	(78,073)
Impact of changes in foreign exchange rate	(10,404)	(1,017,084)	294,091
Balance at ending	8,640,311	10,360,684	12,829,264
Lease Liabilities [Member]
Schedule of Changes in Liabilities from Financing Activities [Abstract]
Balance at beginning	16,981	124,175	34,685
Changes in cash flow from financing activities	(16,344)	(90,549)	(33,864)
Changes in other non-cash items	52,701	(7,277)	122,508
Impact of changes in foreign exchange rate		(9,368)	846
Balance at ending	53,338	16,981	124,175
Liabilities from financing activities-gross [Member]
Schedule of Changes in Liabilities from Financing Activities [Abstract]
Balance at beginning	23,870,600	35,921,531	29,141,708
Changes in cash flow from financing activities	1,196,819	(9,138,633)	5,852,245
Changes in other non-cash items	52,701	(7,277)	122,508
Impact of changes in foreign exchange rate	22,639	(2,905,021)	805,070
Balance at ending	$ 25,142,759	$ 23,870,600	$ 35,921,531